Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ (247,092)	$ (97,086)	$ (283,106)
Remeasurement of post-employment benefit obligations of assets held for sale	(3,445)
Exchange differences on translating foreign operations	(98,422)	(859,032)	334,097
Derivative financial instruments cash flow hedges, Before Tax	(1,521,912)	174,532	231,758
Warrants exercisable for common stock of UHI	257,306	(1,347,698)	(280,447)
Opend Ended Fund, Before Tax	(351,202)	215,957	1,008,675
Other equity instruments, Before Tax	(794,624)	603,766
Other financial assets, Before Tax	111	(111)
Share of loss of associates and joint ventures, Before Tax	(236,159)	(47,313)	(60,340)
Other comprehensive (loss) income before income taxes	(2,995,439)	(1,356,985)	950,637
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	74,128	230,623
Remeasurement of post-employment benefit obligations of assets held for sale, Tax (Charge) Credit	1,033
Exchange differences on translating foreign operations, Tax (Charge) Credit	(101,323)	(587)	(78,040)
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	456,574	(52,359)	(69,527)
Warrants exercisable for common stock of UHI, Tax (Charge) Credit	(77,192)	404,309	84,134
Open Ended Fund, Tax (Charge) Credit	112,590	(64,787)	(302,603)
Other equity instruments, Tax (Charge) Credit	238,387	(181,130)
Other financial assets, Tax (Charge) Credit	(33)	33
Other comprehensive income, Tax (Charge) Credit	704,164	336,102	(366,036)
Current tax	(449,933)	(587)	(78,040)
Deferred tax	1,154,097	336,689	(287,996)
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	(172,964)	133,537	(283,106)
Remeasurement of post-employment benefit obligations of assets held for sale, after tax	(2,412)
Exchange differences on translating foreign operations, After Tax	(199,745)	(859,619)	256,057
Derivative financial instruments cash flow hedges, After Tax	(1,065,338)	122,173	162,231
Warrants exercisable for common stock of UHI, After Tax	180,114	(943,389)	(196,313)
Open Ended Fund, After Tax	(238,612)	151,170	706,072
Other equity instruments, After Tax	(556,237)	422,636
Other financial assets, After Tax	78	(78)
Share of loss of associates and joint ventures, After Tax	(236,159)	(47,313)	(60,340)
Total other comprehensive income	(2,291,275)	(1,020,883)	$ 584,601
Deferred income tax liability related to associates and joint ventures	$ 1,029,209	993,402
Deferred Tax Expense (Income) Relating to Remeasurement of Post Employment Benefit Obligations		$ 201,497